As filed with the Securities and Exchange Commission on October 31, 2016

1933 Act Registration No. 033-02659

1940 Act Registration No. 811-04556

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 234	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 235	☒

(Check appropriate box or boxes.)

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 11, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA FUNDS

Explanatory Note

This Post-Effective Amendment No. 234 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 11, 2016, the effectiveness of the Registration Statement for Transamerica Funds, filed in Post-Effective Amendment No. 217 on May 16, 2016 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of this Registration Statement for Transamerica Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
223	July 28, 2016	August 27, 2016
226	August 26, 2016	September 25, 2016
229	September 23, 2016	October 16, 2016
231	October 14, 2016	November 1, 2016

This Post-Effective Amendment No. 234 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 217.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 234 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 31st day of October, 2016.

TRANSAMERICA FUNDS

By:	/s/ Marijn P. Smit
Marijn P. Smit
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 234 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	/s/ Marijn P. Smit	Trustee, President and Chief Executive Officer	October 31, 2016
Marijn P. Smit

	/s/ Sandra N. Bane	Trustee	October 31, 2016
Sandra N. Bane*

	/s/ Leo J. Hill	Trustee	October 31, 2016
Leo J. Hill*

	/s/ David W. Jennings	Trustee	October 31, 2016
David W. Jennings*

	/s/ Russell A. Kimball, Jr.	Trustee	October 31, 2016
Russell A. Kimball, Jr.*

	/s/ Patricia L. Sawyer	Trustee	October 31, 2016
Patricia L. Sawyer*

	/s/ John W. Waechter	Trustee	October 31, 2016
John W. Waechter*

	/s/ Alan F. Warrick	Trustee	October 31, 2016
Alan F. Warrick*

	/s/ Vincent J. Toner	Vice President, Treasurer and Principal Financial Officer	October 31, 2016
Vincent J. Toner

*By:	/s/ Tané T. Tyler	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	October 31, 2016
Tané T. Tyler**

**	Attorney-in-fact pursuant to power of attorney previously filed.